Discontinued operation of HJX business (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Total assets held for sale	$ 475,936	$ 802,387
Intangible assets, net- trademark
Total assets held for sale	353,691	495,159
Intangible assets, net- distribution network [Member]
Total assets held for sale	0	80,114
Prepaid expense-copyright
Total assets held for sale	$ 122,245	$ 227,114